Basis of Presentation of Unaudited Financial Information	3 Months Ended
Sep. 30, 2014
Notes
Basis of Presentation of Unaudited Financial Information

Basis of Presentation of Unaudited Financial Information

The unaudited financial statements of the Company for the period June 9, 2014 (Inception) to June 30, 2014 have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) but they do not include all the information and footnotes required by GAAP for complete financial statements.  However, such information reflects all adjustments (consisting solely of normal recurring adjustments), which are, in the opinion of management, necessary for the fair presentation of the Company’s financial position and results of operations. Results shown for interim periods are not necessarily indicative of the results to be obtained for a full fiscal year.